Net Loss Per Share (Details) - Schedule of antidilutive and reduce the net loss per common stock - shares	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Antidilutive And Reduce The Net Loss Per Common Stock Abstract
Series A preferred stock		8,000	8,000	4,646,698	8,000	8,000
Convertible debentures			3,272
Total warrants		3,281	3,535		3,535
Total stock options		5,106	4,877		4,448
Total antidilutive shares	15,250,103	29,882	19,684	24,088,202	19,255	8,000